Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
Options, Granted (in shares)	0	0	507,000
Options Outstanding - end of year (shares)	1,916,000
Options Exercisable - end of year (shares)	1,783,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Exercised (dollars per share)	$ 4.98
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	7.87
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	8.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 0	$ 2.55
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 8.7	$ 3.6	$ 3.5
Share-based Payment Arrangement, Option [Member]
Options
Options Outstanding - beginning of year (shares)	4,380,000
Options, Granted (in shares)	0
Options, Exercised (shares)	(2,304,524)	(791,921)	(1,210,440)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Grant Date Fair Value	$ 2.55	$ 1.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	434,000
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	$ 1.59
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	$ 0
Options, Forfeited / expired (shares)	(159,000)
Options Outstanding - end of year (shares)	1,916,000	4,380,000
Options Exercisable - end of year (shares)	1,783,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 7.66
Weighted-Average Exercise Price, Granted (dollars per share)	0
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	43.99
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	7.87	$ 7.66
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	8.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	133,000	567,000